Other general administrative expenses - Technical reports and other (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other General Administrative Expense
Audit fees	€ 95.8	€ 102.4	€ 93.9
Audit related fees	6.0	7.8	6.8
Tax fees	0.8	0.7	0.9
All other fees	1.2	2.3	3.4
Total	103.8	113.2	105.0
Commissioned services from audit firms	€ 172.4	€ 227.6	€ 173.9